Subsequent Events (Details Narrative) - USD ($)																		1 Months Ended	3 Months Ended						9 Months Ended	12 Months Ended
	Nov. 20, 2023	Nov. 16, 2023	Nov. 09, 2023	Sep. 19, 2023	Jul. 17, 2023	May 08, 2023	Apr. 28, 2023	Apr. 17, 2023	Apr. 03, 2023	Mar. 27, 2023	Mar. 14, 2023	Mar. 13, 2023	Feb. 13, 2023	Feb. 07, 2023	Feb. 03, 2023	Jan. 30, 2023	Mar. 26, 2021	Mar. 31, 2021	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2023	Jan. 31, 2023	Jan. 31, 2022	Feb. 06, 2023	Oct. 27, 2022	Oct. 26, 2022	Sep. 29, 2022	Sep. 26, 2022	Jan. 05, 2022
Subsequent Event [Line Items]
Common stock, par value																			$ 0.00001						$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized																			74,500,000						74,500,000	74,500,000	74,500,000		75,000,000	25,000,000
Interest rate																										10.00%					3.15%
Maturity date																									Jan. 31, 2024	Jan. 31, 2024
Conversion of convertible securities, value																			$ 101,242	$ 61,095	$ 70,943	$ 114,520	$ 141,020	$ 45,000		$ 374,640	$ 217,540
Number of common stock for services, value																											$ 626,187
Issuance of shares					476,338
Shares issued price per share					$ 0.0637																											$ 0.15	$ 0.269
Voting rights, description																										Class A Common Stock has super majority voting rights with the holder of each outstanding share of Class A Common Stock being entitled to 200 votes per share on all such matters, including, but not limited to, election of the Board of Directors.
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value																			$ 0.00001						$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized																			500,000						500,000	500,000	500,000
Common Stock [Member]
Subsequent Event [Line Items]
Conversion of convertible securities, shares																			2,725,574	1,690,073	1,251,270	904,961	539,895	144,304	5,666,917	2,424,896	535,568
Conversion of convertible securities, value																			$ 27	$ 17	$ 13	$ 9	$ 5	$ 1		$ 24	$ 5
Number of common stock for services, value																											24
Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Conversion of convertible securities, value
Number of common stock for services, value
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Issuance of shares																	17,006	49,412
Shares issued price per share																	$ 1.176	$ 1.113
Options expiration period												10 years
Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Issuance of shares																23,812									23,521,147	85,204
Shares issued price per share																$ 0.176
Board of Directors Chairman [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares				199,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value																												$ 0.00001
Common stock, shares authorized																												300,000
Share based compensation granted		1,550,000
Options expiration period	3 years	10 years
Exercise price		$ 0.04
Compensation payment	$ 4,000
Field work	$ 300
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Share based compensation granted	10,000
Subsequent Event [Member] | Share-Based Payment Arrangement, Option [Member]
Subsequent Event [Line Items]
Share based compensation granted	4,000
Subsequent Event [Member] | Board of Directors Chairman [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares			250,000
Stock issued during value			$ 9,525
Shares issued price per share			$ 0.0381
Voting rights, description			Prior to issuance of the Class A Common Stock on November 9, 2023, the Company held 250,000 Class A shares with 200 votes each for 50,000,000 votes, and now the total held for Class A shares is 500,000 with 200 votes each or a total of 100,000,000 votes.
Subsequent Event [Member] | Loan Agreement With Related Party [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued as a collateral on the note											250,000
Subsequent Event [Member] | One Year Service Agreement [Member]
Subsequent Event [Line Items]
Number of common stock for services, value						$ 45,000
Subsequent Event [Member] | February Two Thousand Twenty Three Note [Member] | February 2023 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount															$ 48,675
Interest rate															8.00%
Original issue discount															10.00%
Maturity date										Mar. 24, 2023					Feb. 02, 2024
Subsequent Event [Member] | March 2023 Note [Member] | March 2023 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount										$ 48,625
Interest rate										8.00%
Original issue discount										9.00%
Subsequent Event [Member] | Secured Note [Member] | Loan Agreement With Related Party [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Aggregate principal amount											$ 16,750
Interest rate											3.15%
Maturity date										Mar. 15, 2028
Subsequent Event [Member] | July 2022 Note [Member]
Subsequent Event [Line Items]
Conversion of convertible securities, shares													190,800	169,875
Conversion of convertible securities, value													$ 15,138	$ 15,000
Conversion price per share													$ 0.0888	$ 0.0883
Debt accrued interest													$ 1,806
Subsequent Event [Member] | September 2022 Note [Member]
Subsequent Event [Line Items]
Conversion of convertible securities, shares							365,854	252,632	272,109
Conversion of convertible securities, value							$ 15,000	$ 12,000	$ 12,000
Conversion price per share							$ 0.0410	$ 0.0475	$ 0.0441